5. PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
5. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at December 31, 2013 and 2012:

	2013	2012	Estimated useful Lives

Audio/Visual	$6,067,985	$6,013,124	10
Computers & software	1,072,898	1,049,516	3
Equipment	3,146,015	2,612382	5-10
Furniture	1,108,717	1,088,853	10
Gaming equipment	5,702,867	5,692,328	5
Vehicle	115,850	115,850	5
Leasehold improvements	18,217,287	15,105,987	20
Property held under capital leases	20,588,190	20,588,190	5-20
	56,019,809	52,266,230
Less accumulated depreciation	(6,136,607)	(1,871,834)
Sub Total	49,883,202	50,394,396
Idle equipment	(2,010,083)	(1,622,154)
Property and Equipment, net	$47,873,119	$48,772,242

Depreciation and amortization expense for 2013 and 2012 amount to $4,264,771 and $1,051,077, respectively.